UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
6/30/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (128.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (80.6%)

Government National Mortgage Association Adjustable Rate Mortgages 1 5/8s, July 20, 2026			$18,587	$19,078

Government National Mortgage Association Graduated Payment Mortgages
11 1/4s, December 15, 2015			438	447
9 1/4s, with due dates from April 15, 2016 to May 15, 2016			2,845	2,927

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019			4,172	4,543
7 1/2s, October 20, 2030			68,806	82,230
5 1/2s, August 15, 2035			496	563
5s, TBA, July 1, 2045			52,000,000	56,663,750
5s, TBA, June 1, 2045			7,000,000	7,645,039
4 1/2s, with due dates from June 20, 2034 to January 20, 2045			103,921,298	114,244,600
4s, with due dates from September 15, 2039 to April 20, 2045			188,503,088	203,173,159
4s, TBA, July 1, 2045			20,000,000	21,289,062
3 1/2s, with due dates from September 15, 2042 to April 20, 2045			241,186,569	251,471,279
3 1/2s, TBA, July 1, 2045			33,000,000	34,250,390
3s, TBA, July 1, 2045			183,000,000	184,758,520

				873,605,587
U.S. Government Agency Mortgage Obligations (47.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			3,655,371	4,021,718
3 1/2s, with due dates from April 1, 2042 to February 1, 2044			6,796,637	7,009,802
3s, March 1, 2043			4,172,604	4,164,129

Federal National Mortgage Association Pass-Through Certificates
6s, January 1, 2038			316,775	359,687
6s, TBA, July 1, 2045			11,000,000	12,505,625
5 1/2s, TBA, July 1, 2045			45,000,000	50,547,654
4 1/2s, with due dates from December 1, 2040 to February 1, 2044			18,599,833	20,186,478
4 1/2s, TBA, July 1, 2045			57,000,000	61,626,798
4s, with due dates from October 1, 2042 to April 1, 2045			42,883,319	45,896,819
3 1/2s, with due dates from June 1, 2042 to May 1, 2045			18,570,198	19,220,712
3 1/2s, TBA, July 1, 2045			77,000,000	79,340,076
3s, with due dates from October 1, 2042 to May 1, 2045			36,256,646	36,274,370
3s, TBA, July 1, 2045			100,000,000	99,593,750
2 1/2s, March 1, 2043			80,993,138	77,810,348

				518,557,966

Total U.S. government and agency mortgage obligations (cost $1,396,161,061)				$1,392,163,553

MORTGAGE-BACKED SECURITIES (19.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (19.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.858s, 2032			$33,900	$48,233
IFB Ser. 3408, Class EK, 25.047s, 2037			327,399	509,709
IFB Ser. 2976, Class LC, 23.74s, 2035			2,244,084	3,423,157
IFB Ser. 2979, Class AS, 23.593s, 2034			86,743	103,969
IFB Ser. 3072, Class SM, 23.116s, 2035			947,230	1,417,373
IFB Ser. 3072, Class SB, 22.97s, 2035			565,667	843,154
IFB Ser. 3249, Class PS, 21.663s, 2036			343,980	502,718
IFB Ser. 3065, Class DC, 19.304s, 2035			3,164,285	4,556,286
IFB Ser. 2990, Class LB, 16.472s, 2034			2,393,434	3,163,569
IFB Ser. 4136, Class ES, IO, 6.065s, 2042			8,022,578	1,491,317
IFB Ser. 315, Class S1, IO, 5.735s, 2043			6,757,914	1,693,897
Ser. 4122, Class TI, IO, 4 1/2s, 2042			8,007,286	1,727,972
Ser. 4024, Class PI, IO, 4 1/2s, 2041			6,811,455	1,381,404
Ser. 4018, Class DI, IO, 4 1/2s, 2041			4,617,307	775,708
Ser. 4329, Class MI, IO, 4 1/2s, 2026			15,414,896	1,882,159
Ser. 4116, Class MI, IO, 4s, 2042			17,889,557	3,876,452
Ser. 4019, Class JI, IO, 4s, 2041			9,776,858	1,605,360
Ser. 3996, Class IK, IO, 4s, 2039			14,557,972	1,928,812
Ser. 4015, Class GI, IO, 4s, 2027			8,951,837	1,171,079
Ser. 4165, Class AI, IO, 3 1/2s, 2043			5,557,894	1,028,822
Ser. 303, Class C19, IO, 3 1/2s, 2043			5,407,594	1,152,250
Ser. 4150, IO, 3 1/2s, 2043			7,366,339	1,657,468
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			10,241,103	1,515,976
Ser. 4199, Class CI, IO, 3 1/2s, 2037			9,820,033	1,284,460
FRB Ser. T-57, Class 2A1, 3 1/4s, 2043			26,543	25,945
Ser. 4150, Class DI, IO, 3s, 2043			10,546,654	1,562,223
Ser. 4141, Class PI, IO, 3s, 2042			10,309,990	1,341,948
Ser. 4158, Class TI, IO, 3s, 2042			17,083,466	2,234,176
Ser. 4165, Class TI, IO, 3s, 2042			20,450,210	2,517,421
Ser. 4171, Class NI, IO, 3s, 2042			12,002,090	1,456,454
Ser. 4183, Class MI, IO, 3s, 2042			8,774,047	1,122,201
Ser. 4201, Class JI, IO, 3s, 2041			11,841,980	1,735,680
Ser. 4215, Class EI, IO, 3s, 2032			11,472,122	1,574,652
Ser. 4057, Class IL, IO, 3s, 2027			19,227,459	2,025,421
Ser. 3939, Class EI, IO, 3s, 2026			14,393,059	1,372,908
FRB Ser. T-59, Class 2A1, 2.944s, 2043			14,982	14,532
FRB Ser. T-56, Class A, IO, 0.524s, 2043			618,855	10,419
FRB Ser. T-8, Class A9, IO, 0.471s, 2028			2,164,509	29,762
FRB Ser. T-59, Class 1AX, IO, 0.272s, 2043			5,248,445	63,349
Ser. T-48, Class A2, IO, 0.212s, 2033			7,677,768	74,075
Ser. 3369, Class BO, PO, zero %, 2037			9,475	8,345
Ser. 3391, PO, zero %, 2037			36,003	32,181
Ser. 3300, PO, zero %, 2037			119,652	102,566
Ser. 3314, PO, zero %, 2036			32,745	31,612
Ser. 3206, Class EO, PO, zero %, 2036			8,802	7,769
Ser. 3175, Class MO, PO, zero %, 2036			97,859	88,181
Ser. 3210, PO, zero %, 2036			9,138	8,594
Ser. 3326, Class WF, zero %, 2035			35,240	28,748
FRB Ser. T-56, Class 2, IO, zero %, 2043			657,886	—
FRB Ser. 3117, Class AF, zero %, 2036			13,278	10,498
FRB Ser. 3036, Class AS, zero %, 2035			6,126	5,918

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.778s, 2036			593,064	1,089,545
IFB Ser. 05-74, Class NK, 26.565s, 2035			1,809,617	2,842,962
IFB Ser. 06-8, Class HP, 23.881s, 2036			699,463	1,071,809
IFB Ser. 07-53, Class SP, 23.514s, 2037			784,120	1,186,734
IFB Ser. 08-24, Class SP, 22.598s, 2038			3,508,597	5,125,712
IFB Ser. 05-122, Class SE, 22.446s, 2035			640,278	925,120
IFB Ser. 05-75, Class GS, 19.689s, 2035			370,128	500,735
IFB Ser. 05-106, Class JC, 19.544s, 2035			1,069,387	1,585,120
IFB Ser. 05-83, Class QP, 16.908s, 2034			327,149	428,983
IFB Ser. 11-4, Class CS, 12.526s, 2040			2,121,022	2,554,083
Ser. 06-10, Class GC, 6s, 2034			557,652	560,440
IFB Ser. 13-101, Class AS, IO, 5.763s, 2043			10,366,823	2,597,926
IFB Ser. 13-103, Class SK, IO, 5.733s, 2043			3,930,156	983,477
IFB Ser. 13-102, Class SH, IO, 5.713s, 2043			10,652,925	2,572,255
Ser. 418, Class C24, IO, 4s, 2043			7,015,640	1,537,302
Ser. 12-118, Class PI, IO, 4s, 2042			10,138,858	2,008,189
Ser. 12-62, Class MI, IO, 4s, 2041			8,250,397	1,371,191
Ser. 409, Class C16, IO, 4s, 2040			9,319,278	1,876,222
Ser. 12-104, Class HI, IO, 4s, 2027			14,752,041	1,956,255
FRB Ser. 03-W14, Class 2A, 3.551s, 2043			25,978	25,978
Ser. 15-10, Class AI, IO, 3 1/2s, 2043			14,209,431	2,259,726
Ser. 418, Class C15, IO, 3 1/2s, 2043			15,294,881	3,384,471
Ser. 12-124, Class JI, IO, 3 1/2s, 2042			3,880,904	591,372
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			7,679,315	1,484,742
Ser. 12-114, Class NI, IO, 3 1/2s, 2041			17,452,677	2,970,620
FRB Ser. 03-W11, Class A1, 3.463s, 2033			1,065	1,097
FRB Ser. 03-W3, Class 1A4, 3.44s, 2042			47,630	46,677
FRB Ser. 04-W7, Class A2, 3.36s, 2034			12,645	13,024
Ser. 13-55, Class IK, IO, 3s, 2043			8,465,526	1,133,619
Ser. 12-151, Class PI, IO, 3s, 2043			8,355,715	1,082,065
Ser. 13-8, Class NI, IO, 3s, 2042			10,071,835	1,398,782
Ser. 12-145, Class TI, IO, 3s, 2042			9,963,559	1,010,305
Ser. 13-35, Class IP, IO, 3s, 2042			6,358,350	698,425
Ser. 13-55, Class PI, IO, 3s, 2042			14,362,348	1,669,336
Ser. 13-53, Class JI, IO, 3s, 2041			10,501,782	1,328,265
Ser. 13-23, Class PI, IO, 3s, 2041			11,163,582	1,026,491
Ser. 13-30, Class IP, IO, 3s, 2041			13,812,334	1,312,034
Ser. 13-23, Class LI, IO, 3s, 2041			10,361,447	999,362
Ser. 14-28, Class AI, IO, 3s, 2040			10,303,614	1,445,319
FRB Ser. 04-W2, Class 4A, 2.757s, 2044			19,526	20,258
Ser. 98-W2, Class X, IO, 0.866s, 2028			13,568,342	712,338
Ser. 98-W5, Class X, IO, 0.838s, 2028			4,001,912	197,594
FRB Ser. 07-95, Class A3, 0.437s, 2036			13,676,000	13,128,960
FRB Ser. 01-50, Class B1, IO, 0.409s, 2041			833,130	11,196
Ser. 01-79, Class BI, IO, 0.311s, 2045			2,166,988	20,994
Ser. 03-34, Class P1, PO, zero %, 2043			106,002	87,982
Ser. 08-53, Class DO, PO, zero %, 2038			238,760	213,502
Ser. 07-64, Class LO, PO, zero %, 2037			65,545	59,995
Ser. 07-44, Class CO, PO, zero %, 2037			152,897	136,741
Ser. 07-14, Class KO, PO, zero %, 2037			17,337	15,689
Ser. 06-125, Class OX, PO, zero %, 2037			3,531	3,165
Ser. 06-84, Class OT, PO, zero %, 2036			5,031	4,465
Ser. 06-46, Class OC, PO, zero %, 2036			8,868	7,774
Ser. 08-36, Class OV, PO, zero %, 2036			55,685	51,375
FRB Ser. 88-12, Class B, zero %, 2018			2,611	2,553

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.52s, 2036			8,476,809	1,198,536
IFB Ser. 10-20, Class SC, IO, 5.963s, 2040			3,394,711	567,460
IFB Ser. 11-70, Class SN, IO, 5.715s, 2041			2,905,059	506,410
Ser. 14-133, Class IP, IO, 5s, 2044			10,815,004	2,466,902
Ser. 13-51, Class QI, IO, 5s, 2043			11,073,267	2,170,471
Ser. 13-3, Class IT, IO, 5s, 2043			5,415,555	1,188,649
Ser. 13-6, Class OI, IO, 5s, 2043			43,701,592	9,151,113
Ser. 13-16, Class IB, IO, 5s, 2040			5,627,912	404,772
Ser. 10-35, Class UI, IO, 5s, 2040			6,946,648	1,424,063
Ser. 10-9, Class UI, IO, 5s, 2040			20,766,965	4,288,212
Ser. 09-121, Class UI, IO, 5s, 2039			11,313,461	2,299,461
Ser. 10-58, Class VI, IO, 5s, 2038			100,792	712
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			3,794,768	715,997
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			6,554,801	1,238,333
Ser. 12-129, IO, 4 1/2s, 2042			6,211,705	1,381,173
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			6,498,568	958,864
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			15,906,874	3,076,549
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			7,174,003	1,420,969
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			3,735,786	726,143
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			15,687,564	3,863,219
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			7,813,024	370,494
Ser. 10-116, Class IB, IO, 4 1/2s, 2036			184,208	5,987
Ser. 10-19, Class IH, IO, 4 1/2s, 2034			97,279	599
Ser. 15-53, Class MI, IO, 4s, 2045			8,325,300	1,976,934
Ser. 15-40, IO, 4s, 2045			8,005,313	2,008,053
Ser. 14-2, Class IL, IO, 4s, 2044			3,701,710	732,161
Ser. 13-165, Class IL, IO, 4s, 2043			4,910,933	851,752
Ser. 12-56, Class IB, IO, 4s, 2042			13,911,508	2,612,736
Ser. 12-47, Class CI, IO, 4s, 2042			6,502,244	1,291,283
Ser. 14-104, IO, 4s, 2042			12,296,943	2,344,535
Ser. 14-4, Class IK, IO, 4s, 2039			8,697,197	1,246,917
Ser. 10-114, Class MI, IO, 4s, 2039			10,001,912	1,171,724
Ser. 14-182, Class BI, IO, 4s, 2039			14,138,448	2,587,053
Ser. 10-116, Class QI, IO, 4s, 2034			2,578,855	83,813
Ser. 15-24, Class CI, IO, 3 1/2s, 2045			4,257,140	1,068,585
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			16,597,066	2,305,498
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			8,312,116	1,147,238
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			7,480,246	1,096,754
Ser. 12-136, IO, 3 1/2s, 2042			12,044,536	2,705,323
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			6,186,022	898,087
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			11,159,192	1,529,925
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			5,590,413	552,182
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			6,617,261	999,934
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			6,803,083	799,975
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			17,404,609	1,534,390
Ser. 15-24, Class AI, IO, 3 1/2s, 2037			14,618,007	2,248,980
Ser. 15-24, Class IC, IO, 3 1/2s, 2037			6,792,142	1,082,192
Ser. 12-48, Class AI, IO, 3 1/2s, 2036			16,537,352	2,459,270
Ser. 14-160, Class IB, IO, 3s, 2040			23,838,529	2,715,208
Ser. 14-141, Class CI, IO, 3s, 2040			7,073,211	850,108
Ser. 14-174, Class AI, IO, 3s, 2029			10,349,540	1,241,645
Ser. 14-44, Class IC, IO, 3s, 2028			14,594,701	1,587,188
Ser. 15-H10, Class HI, IO, 2.01s, 2065			24,898,353	2,999,505
Ser. 10-151, Class KO, PO, zero %, 2037			1,363,375	1,213,922
Ser. 06-36, Class OD, PO, zero %, 2036			15,437	13,468
Ser. 06-64, PO, zero %, 2034			28,065	27,781

GSMPS Mortgage Loan Trust 144A
FRB Ser. 99-2, IO, 0.839s, 2027			1,049,504	7,871
FRB Ser. 98-3, IO, zero %, 2027			557,667	8,191
FRB Ser. 98-2, IO, zero %, 2027			494,090	3,552
FRB Ser. 98-4, IO, zero %, 2026			754,815	18,575

				215,004,629

Total mortgage-backed securities (cost $206,235,364)				$215,004,629

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		$39,832,000	$1,356,678

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		77,253,800	723,868

2.474/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.474		85,858,900	635,356

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		429,294,500	575,255

2.434/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.434		85,858,900	479,093

2.391/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.391		171,717,800	460,204

2.2575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.2575		77,408,000	114,564

2.1325/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.1325		77,408,000	30,189

2.151/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.151		171,717,800	172

Citibank, N.A.

2.493/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.493		80,317,600	848,957

2.403/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.403		80,317,600	538,128

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		140,456,400	339,904

2.368/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.368		85,858,900	176,011

2.268/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.268		85,858,900	43,788

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		19,681,500	2,112,219

2.44375/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.44375		160,635,200	1,501,939

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		19,681,500	1,339,424

2.43375/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.43375		160,635,200	1,267,412

(2.70125)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.70125		160,635,200	404,801

Goldman Sachs International

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		26,434,175	1,952,164

2.4575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.4575		160,635,200	1,511,577

(2.7475)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.7475		160,635,200	388,737

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		140,456,400	290,745

(2.5705)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5705		171,717,800	230,102

2.06625/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.06625		155,493,600	9,330

JPMorgan Chase Bank N.A.

0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98		192,398,800	277,054

Total purchased swap options outstanding (cost $17,314,706)				$17,607,671

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Aug-15/$99.02		$60,000,000	$574,320

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/101.86		75,000,000	2,700

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/103.42		75,000,000	75

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/99.13		80,000,000	872,240

Total purchased options outstanding (cost $2,609,766)				$1,449,335

SHORT-TERM INVESTMENTS (7.9%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.08%(AFF)		Shares	60,700,435	$60,700,435

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	2,450,000	2,450,000

U.S. Treasury Bills 0.00%, October 15, 2015(SEG)(SEGCCS)			$640,000	639,962

U.S. Treasury Bills 0.01%, August 20, 2015(SEG)(SEGSF)(SEGCCS)			950,000	949,985

U.S. Treasury Bills 0.02%, August 27, 2015(SEG)(SEGSF)(SEGCCS)			450,000	449,986

U.S. Treasury Bills 0.02%, July 16, 2015(SEG)(SEGSF)(SEGCCS)			14,510,000	14,509,871

U.S. Treasury Bills 0.02%, November 19, 2015(SEGSF)(SEGCCS)			530,000	529,943

U.S. Treasury Bills 0.02%, October 1, 2015(SEG)(SEGCCS)			2,470,000	2,469,889

U.S. Treasury Bills 0.02%, October 8, 2015(SEG)(SEGSF)(SEGCCS)			510,000	509,983

U.S. Treasury Bills 0.02%, September 10, 2015(SEG)(SEGCCS)			181,000	181,005

U.S. Treasury Bills 0.02%, September 17, 2015(SEG)			7,000	7,000

U.S. Treasury Bills 0.03%, November 12, 2015(SEGCCS)			2,400,000	2,399,710

Total short-term investments (cost $85,797,868)				$85,797,769

TOTAL INVESTMENTS

Total investments (cost $1,708,118,765)(b)				$1,712,022,957

FUTURES CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	195	$29,414,531	Sep-15	$615,541
U.S. Treasury Note 10 yr (Short)	256	32,300,000	Sep-15	(24,509)

Total				$591,032

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $17,452,682) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.281)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.281	$85,858,900	$3,434
1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	429,294,500	253,284
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	107,323,625	317,678
(2.3825)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.3825	77,408,000	334,403
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	154,507,600	540,777
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	79,664,000	607,836
(2.541)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.541	85,858,900	867,175
(2.604)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.604	85,858,900	1,324,803
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	140,456,400	132,029
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	140,456,400	193,830
(2.468)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.468	85,858,900	495,406
(2.583)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.583	80,317,600	1,251,348
Credit Suisse International

2.5675/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5675	80,317,600	455,401
(2.5675)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.5675	80,317,600	1,175,850
(2.60)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.60	80,317,600	1,391,904
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	19,681,500	3,056,025
Goldman Sachs International

(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	26,434,175	80,624
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	280,912,800	272,485
2.6025/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.6025	80,317,600	443,353
(2.6025)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.6025	80,317,600	1,374,234
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.83	192,398,800	92,351
(0.905)/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.905	192,398,800	169,311
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	11,494,000	1,554,793

Total			$16,388,334

WRITTEN OPTIONS OUTSTANDING at 6/30/15 (premiums $2,650,625) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Call)	Jul-15/$102.64	$150,000,000	$150
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/97.13	160,000,000	566,400
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Sep-15/96.13	80,000,000	164,880
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Jul-15/99.86	38,000,000	217,436
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-15/102.48	75,000,000	579,075

Total			$1,527,941

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.594)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.594	$160,635,200	$(722,858)	$122,083
2.454/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.454	80,317,600	712,819	(134,130)
JPMorgan Chase Bank N.A.

(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	19,313,450	(513,892)	140,602
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	19,313,450	(540,777)	51,953
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	38,607,400	(255,272)	(171,803)
2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	19,313,450	(473,237)	(203,371)
2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	85,858,900	(472,224)	(228,385)
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	19,313,450	(490,735)	(251,075)
2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	85,858,900	(850,003)	(321,112)
1.963/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/1.963	77,746,800	(342,086)	(342,086)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	77,214,800	(542,434)	(369,859)
2.079/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.079	77,746,800	(575,326)	(575,326)
(2.195)/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.195	77,746,800	905,750	905,750
(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	85,858,900	1,322,227	320,254
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	154,429,600	494,175	229,482
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	84,592,900	560,428	175,615
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	84,592,900	540,777	111,155
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	77,214,800	236,432	105,784
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	84,592,900	487,027	89,668
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	84,592,900	482,180	24,533

Total			$(37,029)	$(320,268)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/15 (proceeds receivable $118,220,859) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2045	$43,000,000	7/14/15	$45,553,125
Federal National Mortgage Association, 3 1/2s, July 1, 2045	4,000,000	7/14/15	4,121,562
Government National Mortgage Association, 5s, June 1, 2045	7,000,000	7/31/15	7,645,039
Government National Mortgage Association, 4 1/2s, July 1, 2045	20,000,000	7/20/15	21,585,938
Government National Mortgage Association, 4s, July 1, 2045	37,000,000	7/20/15	39,211,327

Total			$118,116,991

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$179,640,000		$804,021	6/17/20	1.80%	3 month USD-LIBOR-BBA	$367,665
	55,826,300	(E)	236,267	4/20/19	3 month USD-LIBOR-BBA	1.85%	(28,182)
	13,975,800	(E)	(472,061)	4/20/27	2.415%	3 month USD-LIBOR-BBA	149,946
	79,830,100		(575,830)	7/1/25	2.2125%	3 month USD-LIBOR-BBA	1,102,917
	79,830,100		(352,306)	7/1/25	2.325%	3 month USD-LIBOR-BBA	507,224
	79,830,100		924,975	7/1/25	3 month USD-LIBOR-BBA	2.10%	(1,572,986)
	218,466,250	(E)	(2,056,914)	9/16/25	3 month USD-LIBOR-BBA	2.60%	(262,214)
	274,476,000	(E)	733,986	9/16/20	2.00%	3 month USD-LIBOR-BBA	(907,381)
	33,374,000		(441)	6/30/25	3 month USD-LIBOR-BBA	2.54249%	308,429
	1,085,908,000	(E)	1,228,384	9/16/17	1.25%	3 month USD-LIBOR-BBA	(3,079,414)
	35,473,300	(E)	(1,324,290)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(221,283)
	585,287,000		531,034	6/18/17	0.955%	3 month USD-LIBOR-BBA	(340,708)
	117,422,000		(440)	6/30/17	0.93813%	3 month USD-LIBOR-BBA	(106,030)
	33,374,556		(441)	6/30/25	3 month USD-LIBOR-BBA	2.54563%	318,016
	117,422,000		(440)	6/30/17	0.93999%	3 month USD-LIBOR-BBA	(110,381)
	43,303,000		(572)	7/2/25	2.46033%	3 month USD-LIBOR-BBA	(56,952)

	Total		$(325,068)	$(3,931,334)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$5,865,614	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$2,169
1,194,770	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	442
Barclays Bank PLC
1,245,855	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	877
2,110,668	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,109
6,880,724	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,179)
6,326,356	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,096
5,854,652	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,395
158,020	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	58
1,896,246	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	701
17,980,524	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(73,637)
15,258,431	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	21,879
140,575	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(269)
3,536,332	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	6,539
1,008,020	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,445
52,973,910	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	97,954
1,393,265	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	676
14,538,825	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,848
15,394,563	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(63,047)
19,271,234	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	27,634
5,862,274	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	10,840
148,822	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	321
76,462	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	31
76,462	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	31
733,884	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,052
183,646	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	74
172,780	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(376)
30,721	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	12
2,382,561	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(3,138)
6,497,616	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,610)
678,778	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	761
43,533,773	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	48,829
3,616,871	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,546
12,791,568	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	18,342
182,280	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	204
590,978	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	663
428,501	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	481
6,688,102	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(14,404)
4,382,148	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,758)
10,991,886	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(45,016)
5,034,827	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(24,811)
3,518,929	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	5,035
1,633,646	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	291
816,823	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	146
816,823	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	146
1,639,287	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	292
4,257,566	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	759
1,639,287	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	292
1,612,688	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,312
3,489,085	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,289)
2,537,755	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,465
3,272,933	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	583
6,074,174	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	10,692
2,467,235	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,104)
3,447,627	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(14,119)
3,803,524	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,844
1,284,654	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,842
9,901,444	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(40,550)
2,901,709	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	5,748
Citibank, N.A.
74,423	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	30
Credit Suisse International
713,895	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,024
3,438,233	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,547
2,382,561	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	3,138
76,462	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	31
2,368,344	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,244
2,368,344	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,377
333,298	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	374
5,441,663	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,579
3,803,524	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,320
9,575,889	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,540
32,137,449	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	93,781
3,106,497	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	9,065
2,499,847	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,952
Deutsche Bank AG
106,155	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6
172,780	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	376
98,011	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(188)
386,650	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	514
3,438,233	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,547)
Goldman Sachs International
4,066,950	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,759
3,137,381	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,757
9,467,338	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,594
3,521,109	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,583
5,237,830	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,752
5,237,830	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,752
5,358,760	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,946)
2,013,125	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,245)
3,655,497	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	1,466
55,548	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	22
1,784,626	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	105
3,598,609	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,746
3,030,155	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,526
2,151,944	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	796
4,094,910	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,819
7,341,307	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(30,066)
272,163	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,115)
725,791	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,972)
645,905	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,645)
902,091	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,943
475,409	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	(1,546)
4,143,461	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,924
6,020,804	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,164
3,857,559	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,027
6,925,807	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,361
2,538,510	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	939
5,313,162	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,353
JPMorgan Chase Bank N.A.
770,868	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	285
5,313,519	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	9,352

Total	$—	$126,802

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,083,316,165.
(b)	The aggregate identified cost on a tax basis is $1,708,792,580, resulting in gross unrealized appreciation and depreciation of $31,745,310 and $28,514,933, respectively, or net unrealized appreciation of $3,230,377.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$156,832,736	$428,498,126	$524,630,427	$53,584	$60,700,435
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $773,535,612 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,445,675 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,085,687 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,927,895 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	—	212,005,124	2,999,505
Purchased options outstanding	—	1,449,335	—
Purchased swap options outstanding	—	17,607,671	—
U.S. government and agency mortgage obligations	—	1,392,163,553	—
Short-term investments	63,150,435	22,647,334	—

Totals by level	$63,150,435	$1,645,873,017	$2,999,505

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$591,032	$—	$—
Written options outstanding	—	(1,527,941)	—
Written swap options outstanding	—	(16,388,334)	—
Forward premium swap option contracts	—	(320,268)	—
TBA sale commitments	—	(118,116,991)	—
Interest rate swap contracts	—	(3,606,266)	—
Total return swap contracts	—	126,802	—

Totals by level	$591,032	$(139,832,998)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$29,193,123	$31,261,092

Total	$29,193,123	$31,261,092

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$193,600,000
Purchased swap option contracts (contract amount)		$2,478,400,000
Written TBA commitment option contracts (contract amount)		$359,700,000
Written swap option contracts (contract amount)		$2,098,800,000
Futures contracts (number of contracts)		400
Centrally cleared interest rate swap contracts (notional)		$2,886,700,000
OTC total return swap contracts (notional)		$528,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$518,947	$—	$—	$—	$—	$—	$—	518,947
	OTC Total return swap contracts*#	2,611	318,845	—	30	143,972	896	82,388	9,637	—	558,379
	Futures contracts§	—	—	—	—	—	—	—	—	25,170	25,170
	Forward premium swap option contracts#	122,083	—	—	—	—	—	—	2,154,796	—	2,276,879
	Purchased swap options#	4,375,379	—	—	1,946,788	6,625,795	—	4,382,655	277,054	—	17,607,671
	Purchased options#	—	—	—	—	—	—	—	1,449,335	—	1,449,335

	Total Assets	$4,500,073	$318,845	$518,947	$1,946,818	$6,769,767	$896	$4,465,043	$3,890,822	$25,170	$22,436,381

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	452,103	—	—	—		—	—	452,103
	OTC Total return swap contracts*#	—	360,307	—	—	—	2,735	68,535	—	—	431,577
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	134,130	—	—	—	—	—	—	2,463,017	—	2,597,147
	Written swap options#	4,249,390	—	—	2,072,613	6,079,180	—	2,170,696	1,816,455	—	16,388,334
	Written options#	—	—	—	—	—	—	—	1,527,941	—	1,527,941

	Total Liabilities	$4,383,520	$360,307	$452,103	$2,072,613	$6,079,180	$2,735	$2,239,231	$5,807,413	$—	$21,397,102

	Total Financial and Derivative Net Assets	$116,553	$(41,462)	$66,844	$(125,795)	$690,587	$(1,839)	$2,225,812	$(1,916,591)	$25,170	$1,039,279
	Total collateral received (pledged)##†	$116,553	$(41,462)	$—	$(125,795)	$690,587	$—	$2,225,812	$(1,916,591)	$—
	Net amount	$—	$—	$66,844	$—	$—	$(1,839)	$—	$—	$25,170

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015